Derivative financial instruments	12 Months Ended
Mar. 31, 2013
Derivative financial instruments

21. Derivative financial instruments

The MHFG Group uses derivative financial instruments in response to the diverse needs of customers, to control the risk related to the assets and liabilities of the MHFG Group, as part of its asset and liability management, and for proprietary trading purposes. The MHFG Group is exposed primarily to market risk associated with interest rate, commodity, foreign currency, and equity products. Market risk arises from changes in market prices or indices, interest rates and foreign exchange rates that may result in an adverse change in the market value of the financial instrument or an increase in its funding costs. Exposure to market risk is managed by imposing position limits and monitoring procedures and by initiating hedging transactions. In addition to market risk, the MHFG Group is exposed to credit risk associated with counterparty default or nonperformance on transactions. Credit risk arises from counterparty failure to perform according to the terms and conditions of the contract and the value of the underlying collateral held, if applicable, is not sufficient to recover resulting losses. The exposure to credit risk is measured by the fair value of all derivatives in a gain position and its potential increase at the balance sheet dates. The exposure to credit risk is managed by entering into legally enforceable master netting agreements to mitigate the overall counterparty credit risk, requiring underlying collateral and guarantees based on an individual credit analysis of each obligor and evaluating credit features of each instrument. In addition, credit approvals, limits and monitoring procedures are also imposed.

Notional amount and fair value of derivative contracts

The following table summarizes notional and fair value amounts of derivative instruments outstanding as of March 31, 2012 and 2013. The fair value of derivatives is not offset against the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreement in the consolidated balance sheets as well as the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2012	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	886,354	—	9,789	—	9,453
Foreign exchange contracts	83,984	—	2,582	15	2,559
Equity-related contracts	4,796	—	145	—	180
Credit-related contracts	6,984	—	59	—	36
Other contracts	727	—	61	—	46

Total	982,845	—	12,636	15	12,274

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2013	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	854,698	—	10,350	—	10,018
Foreign exchange contracts	118,708	—	3,099	10	2,973
Equity-related contracts	3,419	—	182	—	177
Credit-related contracts	5,266	—	59	—	44
Other contracts	522	—	38	—	27

Total	982,613	—	13,728	10	13,239

Notes:

(1)	Notional amount represents the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

The MHFG Group provided and/or accepted cash collateral for derivative transactions under master netting agreements. The cash collateral, not offset against derivative positions, was included in Other assets and Other liabilities, respectively, of which amounts were ¥822 billion and ¥367 billion at March 31, 2012, and ¥742 billion and ¥503 billion at March 31, 2013, respectively.

Hedging activities

In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. Any ineffectiveness must be reported immediately in earnings. The MHFG Group’s hedging activities include fair value and net investment hedges.

Fair value hedges

The MHFG Group primarily uses option and forward contracts to modify exposure to changes in fair value of available-for-sale securities. For qualifying fair value hedges, all changes in the fair value of the derivative and the corresponding hedged item relating to the risk being hedged are recognized in earnings in Investment gains (losses)—net. The change in fair value of the portion of the hedging instruments excluded from the assessment of hedge effectiveness is recorded in Trading account gains (losses)—net. No ineffectiveness exists because the MHFG Group chooses to exclude changes in the option’s time value and price differences between the spot and the forward from the effectiveness test. If the hedge relationship is terminated, the fair value adjustment to the hedged item continues to be reported as part of the basis of the item and is amortized to earnings as a yield adjustment.

The following table summarizes gains and losses information related to fair value hedges for the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income
2011	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(1,191)	996	—	(195)

Total	(1,191)	996	—	(195)

	Gains (losses) recorded in income
2012	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	(214)	150	—	(64)
Equity-related contracts	(285)	278	—	(7)

Total	(499)	428	—	(71)

	Gains (losses) recorded in income
2013	Derivatives	Hedged items	Hedge ineffectiveness	Net gain (loss) excluded from assessment of effectiveness
	(in millions of yen)
Interest rate contracts	44	(81)	—	(37)
Equity-related contracts	352	(394)	—	(42)

Total	396	(475)	—	(79)

Net investment hedges

The MHFG Group uses forward foreign exchange contracts and foreign currency-denominated debt instruments to protect the value of net investments in non-Japanese subsidiaries from foreign currency exposure. Under net investment hedges, both derivatives and nonderivative financial instruments qualify as hedging instruments. The foreign currency-denominated debt instruments qualifying as hedging instruments include deposits and long-term debt, of which the carrying amounts of the portion designated as net investment hedges are included within the respective items in the consolidated balance sheets as well as relevant accompanying notes. For net investment hedges, the changes in the fair value of a hedging derivative instrument or nonderivative hedging financial instrument is recorded in Foreign currency translation adjustments within Accumulated other comprehensive income (loss), provided that the hedging instrument is designated and is effective as a hedge of the net investment. The change in fair value of the ineffective portion is recorded in Foreign exchange gains (losses)—net in earnings. No amount is excluded from the assessment of hedge effectiveness of net investment hedges.

The following table summarizes gains and losses information related to net investment hedges for the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income and other comprehensive income (“OCI”)
	2011		2012		2013
	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income	Effective portion recorded in OCI	Ineffective portion recorded in income
	(in millions of yen)
Financial instruments hedging foreign exchange risk	43,740	5,168	8,024	1,666	(65,851)	(2,908)

Total	43,740	5,168	8,024	1,666	(65,851)	(2,908)

Note:	Related to the effective portion of net investment hedges, Accumulated other comprehensive income (loss) of ¥(1,144) million, ¥1,893 million and ¥13,858 million were reclassified to earnings for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Derivative instruments not designated or qualifying as hedges

The MHFG Group enters into the following derivative transactions that do not qualify for hedge accounting with a view to implementing risk management hedging strategies: (1) interest-rate swap transactions for the purpose of hedging interest-rate risks in deposits, loans etc., (2) currency swap transactions for the purpose of hedging the foreign exchange risk of these assets, and (3) credit derivatives for the purpose of hedging the credit risk in loans, RMBS, CMBS, CLO and other similar assets. Such derivatives are accounted for as trading positions. The change in fair value of those instruments are primarily recorded in Trading account gains (losses)—net, even though they are used to mitigate or transform the risk of exposures arising from banking activities. The net gain (loss) resulting from changes in the fair values of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure, related to its corporate loan portfolio, is recorded in Other noninterest income (expenses).

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the fiscal years ended March 31, 2011, 2012 and 2013:

	Gains (losses) recorded in income
	2011	2012	2013
	(in millions of yen)
Interest rate contracts (1)	250,222	261,632	219,422
Foreign exchange contracts	(105,504)	(146,258)	(91,300)
Equity-related contracts (1)	11,223	(7,143)	(59,421)
Credit-related contracts (2)	(15,220)	(5,575)	(6,877)
Other contracts	1,943	283	(2,378)

Total	142,664	102,939	59,446

Notes:

(1)	Net gain (loss) excluded from assessment of effectiveness for fair value hedges is not included in the above table.
(2)	Amounts include the net loss of ¥8,207 million, ¥3,391 million and ¥6,703 million on the credit derivatives hedging the credit risk in loans during the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Credit derivatives

A credit derivative is a bilateral contract between a seller and a buyer of protection against the credit risk of a particular entity. Credit derivatives generally require that the seller of credit protection make payments to the buyer upon the occurrence of predefined credit events, which include bankruptcy, dissolution or insolvency of the referenced entity. The MHFG Group either purchases or writes protection on either a single name or a portfolio of reference credits. The Group enters into credit derivatives to help mitigate credit risk in its corporate loan portfolio and other cash positions, to take proprietary trading positions, and to facilitate client transactions.

The notional amount of credit derivatives represents the maximum potential amount of future payments the seller could be required to make. If the predefined credit event occurs, the seller will generally have a right to collect on the underlying reference credit and any related cash flows, while being liable for the full notional amount of credit protection to the buyer. The Group manages credit risk associated with written protection by purchasing protection with identical or similar underlying reference credit, which substantially offsets its exposure. Thus, the notional amount is not a reliable indicator of the Group’s actual loss exposure.

The following table summarizes notional and fair value amounts of credit derivatives at March 31, 2012 and 2013:

	2012		2013
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written
Investment grade	2,072	(2)	1,810	1
Non-investment grade	1,303	2	652	1

Total	3,375	—	2,462	2

Credit protection purchased	3,651	23	2,870	13

Note:

Rating scale is based upon either external ratings or internal ratings. The lowest investment grade is considered to be BBB- or the corresponding internal rating, while anything below or unrated is considered to be non-investment grade. Non-investment grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

The following table shows the maximum potential amount of future payment for credit protection written by expiration period at March 31, 2012 and 2013:

	Maximum payout/Notional amount
	2012	2013
	(in billions of yen)
One year or less	1,422	620
After one year through five years	1,896	1,720
After five years	57	122

Total	3,375	2,462

Note:	The maximum potential amount of future payment is the notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the Group’s right of collection over the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Credit-related contingent features

Certain of the MHFG Group’s derivative instruments contain provisions that require the Group’s debt to maintain an investment grade credit rating from the major credit rating agencies. If the Group’s debt were to fall below investment grade, the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in the Group’s net liability positions. The aggregate fair value of all derivative instruments with such credit-risk-related contingent features in liability positions on March 31, 2012 and 2013 was ¥1,308 billion and ¥1,022 billion, respectively. As the Group has provided ¥1,298 billion and ¥1,029 billion as collateral to the counterparties in its normal course of business on March 31, 2012 and 2013, respectively, if the contingent features described above were triggered on March 31, 2012 and 2013, the amount required to be posted as collateral or settled immediately would be ¥10 billion on March 31, 2012, while there was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2013. The prior year’s net liability, posted collateral and settlement amount have been restated from the previously reported amounts of ¥1,585 billion, ¥1,379 billion and ¥206 billion, respectively.